DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative 2) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 08, 2015	Oct. 14, 2015	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Description Of Business And Going Concern Details Narrative
Date of incorporation			Mar. 28, 2007	Mar. 28, 2007	Mar. 28, 2007
State of incorporation			Nevada	Nevada	Nevada
Stock split	On October 8, 2015, the Company effected a reverse split of its common stock with a ratio of one post split for every fifteen shares issued and outstanding	1-for-15
Going Concern
Accumulated deficit			$ (21,059,927)		$ (18,723,149)	$ (10,727,675)
Net loss			$ (7,995,474)	$ (5,536,124)	$ (7,995,474)	$ (5,365,196)